Debentures (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Maturities of Debt Disclosure

The following table presents interest rates and maturities of debentures:

	Interest rates	Maturities	2011	2012
	(%)		(in millions of yen)
Five-year coupon debentures	0.06 – 0.66	Apr.2011-Apr.2016	740,933	—

Notes:

(1)	Interest rates and maturities shown are as of March 31, 2011.
(2)	All debentures of ¥740,933 million at March 31, 2011 either matured, or were transferred to time deposits or withdrawn before maturity during the fiscal year ended March 31, 2012.